FINANCIAL RISK MANAGEMENT - CREDIT RISK (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of credit risk exposure [line items]
Trade receivables	¥ 3,861,617	$ 561,649	¥ 4,081,506	¥ 4,142,210
Other receivables excluding prepayments	311,265			275,107
Long-term receivable	28,354	$ 4,124		31,274
Credit risk [member]
Disclosure of credit risk exposure [line items]
Trade receivables	3,034,930			2,799,028
Other receivables excluding prepayments	292,416			204,086
Cash at bank and short-term deposits placed in listed banks in the PRC	1,847,723			1,268,478
Credit risk [member] | Financial assets neither past due nor impaired [member] | Third parties [member]
Disclosure of credit risk exposure [line items]
Trade receivables	613,105			431,473
Other receivables excluding prepayments	289,387			194,245
Long-term receivable	28,354			31,274
Credit risk [member] | Financial assets neither past due nor impaired [member] | Guangzhou Railway Group and its subsidiaries [member]
Disclosure of credit risk exposure [line items]
Trade receivables	1,756,816			1,261,244
Other receivables excluding prepayments	1,880			9,460
Credit risk [member] | Financial assets neither past due nor impaired [member] | CRC Group (excluding Guangzhou Railway Group and its subsidiaries) [member]
Disclosure of credit risk exposure [line items]
Trade receivables	665,009			1,106,311
Other receivables excluding prepayments	¥ 1,149			¥ 381

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .